Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of depreciation of property, plant and equipment
Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Units of production	3,000 - 120,000 hours
Major component parts in use	Units of production	3,000 - 50,000 hours
Other equipment	Straight-line	5 - 10 years
Licensed motor vehicles	Straight-line	5 - 10 years
Office and computer equipment	Straight-line	4 - 10 years
Furnishings, fixtures and facilities	Straight-line	10 - 30 years
Buildings	Straight-line	10 - 50 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term
Land	No depreciation	No depreciation

December 31, 2019	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$299,298	$70,031	$229,267
Major component parts in use	252,328	92,161	160,167
Other equipment	40,344	25,328	15,016
Licensed motor vehicles	14,270	9,463	4,807
Office and computer equipment	5,154	3,511	1,643
Land	13,829	—	13,829
Buildings	26,281	2,421	23,860
	651,504	202,915	448,589

Assets under finance lease
Heavy equipment	132,270	43,466	88,804
Major component parts in use	71,706	27,918	43,788
Other equipment	2,126	264	1,862
Licensed motor vehicles	5,617	1,551	4,066
Office and computer equipment	691	71	620
	212,410	73,270	139,140

Total property, plant and equipment	$863,914	$276,185	$587,729

December 31, 2018	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$346,071	$78,296	$267,775
Major component parts in use	143,032	66,019	77,013
Other equipment	33,824	21,711	12,113
Licensed motor vehicles	19,745	15,618	4,127
Office and computer equipment	8,972	6,450	2,522
Land	11,095	—	11,095
Buildings	31,425	6,265	25,160
Leasehold improvements	2,875	1,053	1,822
	597,039	195,412	401,627

Assets under finance lease
Heavy equipment	110,759	35,376	75,383
Major component parts in use	64,602	16,964	47,638
Other equipment	772	17	755
Licensed motor vehicles	3,822	1,087	2,735
Office and computer equipment	23	23	—
Buildings	25	6	19
	180,003	53,473	126,530

Total property, plant and equipment	$777,042	$248,885	$528,157

Schedule of useful lives of definite lived intangible assets
Estimated useful lives of definite lived intangible assets and corresponding amortization method are:

Assets	Basis	Rate
Internal-use software	Straight-line	4 years
Customer contracts	Straight-line	1 - 2 years
Favourable land lease	Straight-line	27 years
Assembled workforce	Straight-line	5 years
Partnership relationship	Straight-line	5 years
Brand	Straight-line	5 years